Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Transamerica Sustainable Equity Income (the “fund”)
The following information will supplement and supersede certain corresponding information in the Prospectuses and Summary Prospectuses concerning the fund.
* * *
The fund’s “Principal Investment Strategies” section in the Prospectuses and Summary Prospectuses is deleted in its entirety and replaced with the following:
The fund’s sub‑adviser, Aegon Asset Management UK plc (the “sub‑adviser”), deploys an active strategy that generally invests in large and middle U.S. capitalization companies, focusing on those that pay dividends and that the sub‑adviser views as having a favorable sustainability profile. Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities. The sub‑adviser generally looks to buy stocks and hold them over multi-year periods in an effort to benefit from the compounding effects of increasing dividends.
When selecting dividend-paying stocks, the sub‑adviser normally seeks to invest in companies that fall within one of three groupings established by the sub‑adviser. One group is “compounders” or those companies that the sub‑adviser sees as consistent annual dividend growers with long-term records of growing dividend‑per‑share. A second group is “hoarders” or those companies that are viewed by the sub‑adviser as having the operating success and balance sheet strength to potentially increase dividend payout ratios and positively surprise the market. The third group is “de‑equitizers” with capital structures that the sub‑adviser believes offer the potential for mergers and acquisitions or share buy‑backs.
In addition, the sub‑adviser applies its sustainability assessment framework in evaluating each company considered for the fund. The sub‑adviser’s Responsible Investment team defines companies as being sustainability “Leaders”, “Improvers”, “Neutrals” or “Laggards” (as further defined below). The sub‑adviser will invest at least 85% of the fund’s net assets in stocks of companies with what the sub‑adviser views as having positive sustainability credentials, which are companies the sub‑adviser’s Responsible Investment team has identified as “Leaders” or “Improvers.” The sub‑adviser may invest up to 15% of the fund’s net assets in stocks of companies that the Responsible Investment team views as “Neutral.” The sub‑adviser will not invest in companies identified by the Responsible Investment team as “Laggards.”
The sub‑adviser maintains an exclusion list containing companies involved in a range of activities that the sub‑adviser believes have a negative impact on the environment and/or social factors. These are therefore excluded by the sub‑adviser from the investible universe at the start of the investment process, based on the following criteria: adult entertainment (own an adult entertainment company or produce adult entertainment), animal testing (engage in the production or sale of animal tested cosmetics), gambling (derive more than 10% of revenue from gambling), genetic modification (conduct genetic modification for agricultural policies), tobacco (derive more than 10% revenue from tobacco), weapons (produce or sell civilian firearms and firms which manufacture or sell armaments, nuclear weapons or associated products), nuclear power (own a nuclear power facility), fossil fuels (engagement in the extraction of coal and oil) and human rights (companies failing to address serious allegations of violations of international standards on human rights including the use of child forced or bonded labor). In assessing whether an individual company is an eligible investment or excluded based on the exclusionary list, the sub‑adviser utilizes MSCI and ISS to check revenue exposure to excluded activities. At each annual update or as material corporate events occur, the sub‑adviser utilizes MSCI and ISS to reassess revenue exposures.
Sustainability research by the sub‑adviser’s Responsible Investment team, composed of employees of the sub‑adviser and certain of its affiliates, forms a key part of the sub‑adviser’s investment process. For companies not excluded based on the sub‑adviser’s exclusion list, the Responsible Investment team independently conducts sustainability research on each company proposed for investment by the sub‑adviser’s investment team. The sustainability research uses a three-dimensional framework to analyze each company, focusing on what the sub‑adviser views as material sustainability factors with clear links to risks and opportunities. For each company, this process analyzes (i) its products (what it does), (ii) its practices (how it does it) and (iii) its sustainable improvement (is it improving from a sustainability perspective or does it have credible plans to do so?). The outcome of this analysis is that each company proposed for investment by the sub‑adviser’s investment team is classified by its Responsible Investment team as either a sustainability “Leader”, “Improver”, “Neutral” or “Laggard” company.
•
Sustainability “leaders” are companies that the Responsible Investment team believes exhibit top‑quartile performance relative to global and regional peers from a combination of positive operational practices and being strategically well positioned with regard to the impact of their products or services. Activities that generate clear positive impact are viewed positively by the team.

•
“Improvers” are companies in which the Responsible Investment team has identified sustainability issues that need to be addressed but where the team believes the company is taking action to address these and is showing clear signs of improvement, or has credible plans to do so.

•
“Neutral” companies are those with products and practices that do not have clear positive sustainability characteristics, but which do not also have a meaningful negative impact on the environment or society, as determined by the sub‑adviser’s Responsible Investment team.

•	“Laggards” have, in the Responsible Investment team’s view, a poor product impact and/or have unacceptably low operational standards.
A minimum of 85% of the fund’s net assets will be invested in any combination of companies classified by the sub‑adviser’s Responsible Investment team as “Leaders” and “Improvers”. If a company is classified as a “Laggard,” it cannot be held in the fund. The remaining proportion of the fund (constituting a maximum of 15% of the fund’s net assets) may be invested in stocks of companies that are categorized as “Neutral”. The sub-adviser’s Responsible Investment team may reclassify a company should its sustainability analysis of the company change. A change in classification can cause a security to be sold or render a security eligible for investment.
The sub‑adviser constructs a portfolio of individual stocks, selected on a “bottom‑up” basis, meaning that it selects individual securities based on their specific merits, using fundamental analysis. The fund will typically consist of approximately 35 to 50 stocks with individual position sizes generally ranging from 1% to 10% of the fund’s net assets (10% maximum position weighting). Non‑U.S. stocks, including American Depository Receipts (ADRs), are limited to 10% of the fund’s net assets. Annual portfolio turnover is anticipated to normally be less than 40%.
The sub‑adviser generally employs a fully invested strategy. Therefore, under normal market conditions, cash and cash equivalents will generally be less than 5% of the fund’s net assets.
The fund may, but is not required to, invest in index-traded futures to equitize cash in order to gain general equity market exposure until investments are made into stocks of individual companies.
All investments by the fund, with the exception of cash, cash equivalents, short-term debt securities, repurchase agreements, money market instruments and index-traded futures, are subject to the sub‑adviser’s sustainability assessment framework.
* * *
Investors Should Retain this Supplement for Future Reference
August 6, 2024

Transamerica Sustainable Equity Income
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Transamerica Sustainable Equity Income (the “fund”)
The following information will supplement and supersede certain corresponding information in the Prospectuses and Summary Prospectuses concerning the fund.
* * *
The fund’s “Principal Investment Strategies” section in the Prospectuses and Summary Prospectuses is deleted in its entirety and replaced with the following:
The fund’s sub‑adviser, Aegon Asset Management UK plc (the “sub‑adviser”), deploys an active strategy that generally invests in large and middle U.S. capitalization companies, focusing on those that pay dividends and that the sub‑adviser views as having a favorable sustainability profile. Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities. The sub‑adviser generally looks to buy stocks and hold them over multi-year periods in an effort to benefit from the compounding effects of increasing dividends.
When selecting dividend-paying stocks, the sub‑adviser normally seeks to invest in companies that fall within one of three groupings established by the sub‑adviser. One group is “compounders” or those companies that the sub‑adviser sees as consistent annual dividend growers with long-term records of growing dividend‑per‑share. A second group is “hoarders” or those companies that are viewed by the sub‑adviser as having the operating success and balance sheet strength to potentially increase dividend payout ratios and positively surprise the market. The third group is “de‑equitizers” with capital structures that the sub‑adviser believes offer the potential for mergers and acquisitions or share buy‑backs.
In addition, the sub‑adviser applies its sustainability assessment framework in evaluating each company considered for the fund. The sub‑adviser’s Responsible Investment team defines companies as being sustainability “Leaders”, “Improvers”, “Neutrals” or “Laggards” (as further defined below). The sub‑adviser will invest at least 85% of the fund’s net assets in stocks of companies with what the sub‑adviser views as having positive sustainability credentials, which are companies the sub‑adviser’s Responsible Investment team has identified as “Leaders” or “Improvers.” The sub‑adviser may invest up to 15% of the fund’s net assets in stocks of companies that the Responsible Investment team views as “Neutral.” The sub‑adviser will not invest in companies identified by the Responsible Investment team as “Laggards.”
The sub‑adviser maintains an exclusion list containing companies involved in a range of activities that the sub‑adviser believes have a negative impact on the environment and/or social factors. These are therefore excluded by the sub‑adviser from the investible universe at the start of the investment process, based on the following criteria: adult entertainment (own an adult entertainment company or produce adult entertainment), animal testing (engage in the production or sale of animal tested cosmetics), gambling (derive more than 10% of revenue from gambling), genetic modification (conduct genetic modification for agricultural policies), tobacco (derive more than 10% revenue from tobacco), weapons (produce or sell civilian firearms and firms which manufacture or sell armaments, nuclear weapons or associated products), nuclear power (own a nuclear power facility), fossil fuels (engagement in the extraction of coal and oil) and human rights (companies failing to address serious allegations of violations of international standards on human rights including the use of child forced or bonded labor). In assessing whether an individual company is an eligible investment or excluded based on the exclusionary list, the sub‑adviser utilizes MSCI and ISS to check revenue exposure to excluded activities. At each annual update or as material corporate events occur, the sub‑adviser utilizes MSCI and ISS to reassess revenue exposures.
Sustainability research by the sub‑adviser’s Responsible Investment team, composed of employees of the sub‑adviser and certain of its affiliates, forms a key part of the sub‑adviser’s investment process. For companies not excluded based on the sub‑adviser’s exclusion list, the Responsible Investment team independently conducts sustainability research on each company proposed for investment by the sub‑adviser’s investment team. The sustainability research uses a three-dimensional framework to analyze each company, focusing on what the sub‑adviser views as material sustainability factors with clear links to risks and opportunities. For each company, this process analyzes (i) its products (what it does), (ii) its practices (how it does it) and (iii) its sustainable improvement (is it improving from a sustainability perspective or does it have credible plans to do so?). The outcome of this analysis is that each company proposed for investment by the sub‑adviser’s investment team is classified by its Responsible Investment team as either a sustainability “Leader”, “Improver”, “Neutral” or “Laggard” company.
•
Sustainability “leaders” are companies that the Responsible Investment team believes exhibit top‑quartile performance relative to global and regional peers from a combination of positive operational practices and being strategically well positioned with regard to the impact of their products or services. Activities that generate clear positive impact are viewed positively by the team.

•
“Improvers” are companies in which the Responsible Investment team has identified sustainability issues that need to be addressed but where the team believes the company is taking action to address these and is showing clear signs of improvement, or has credible plans to do so.

•
“Neutral” companies are those with products and practices that do not have clear positive sustainability characteristics, but which do not also have a meaningful negative impact on the environment or society, as determined by the sub‑adviser’s Responsible Investment team.

•	“Laggards” have, in the Responsible Investment team’s view, a poor product impact and/or have unacceptably low operational standards.
A minimum of 85% of the fund’s net assets will be invested in any combination of companies classified by the sub‑adviser’s Responsible Investment team as “Leaders” and “Improvers”. If a company is classified as a “Laggard,” it cannot be held in the fund. The remaining proportion of the fund (constituting a maximum of 15% of the fund’s net assets) may be invested in stocks of companies that are categorized as “Neutral”. The sub-adviser’s Responsible Investment team may reclassify a company should its sustainability analysis of the company change. A change in classification can cause a security to be sold or render a security eligible for investment.
The sub‑adviser constructs a portfolio of individual stocks, selected on a “bottom‑up” basis, meaning that it selects individual securities based on their specific merits, using fundamental analysis. The fund will typically consist of approximately 35 to 50 stocks with individual position sizes generally ranging from 1% to 10% of the fund’s net assets (10% maximum position weighting). Non‑U.S. stocks, including American Depository Receipts (ADRs), are limited to 10% of the fund’s net assets. Annual portfolio turnover is anticipated to normally be less than 40%.
The sub‑adviser generally employs a fully invested strategy. Therefore, under normal market conditions, cash and cash equivalents will generally be less than 5% of the fund’s net assets.
The fund may, but is not required to, invest in index-traded futures to equitize cash in order to gain general equity market exposure until investments are made into stocks of individual companies.
All investments by the fund, with the exception of cash, cash equivalents, short-term debt securities, repurchase agreements, money market instruments and index-traded futures, are subject to the sub‑adviser’s sustainability assessment framework.
* * *
Investors Should Retain this Supplement for Future Reference
August 6, 2024

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fund’s sub‑adviser, Aegon Asset Management UK plc (the “sub‑adviser”), deploys an active strategy that generally invests in large and middle U.S. capitalization companies, focusing on those that pay dividends and that the sub‑adviser views as having a favorable sustainability profile. Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities. The sub‑adviser generally looks to buy stocks and hold them over multi-year periods in an effort to benefit from the compounding effects of increasing dividends.
When selecting dividend-paying stocks, the sub‑adviser normally seeks to invest in companies that fall within one of three groupings established by the sub‑adviser. One group is “compounders” or those companies that the sub‑adviser sees as consistent annual dividend growers with long-term records of growing dividend‑per‑share. A second group is “hoarders” or those companies that are viewed by the sub‑adviser as having the operating success and balance sheet strength to potentially increase dividend payout ratios and positively surprise the market. The third group is “de‑equitizers” with capital structures that the sub‑adviser believes offer the potential for mergers and acquisitions or share buy‑backs.
In addition, the sub‑adviser applies its sustainability assessment framework in evaluating each company considered for the fund. The sub‑adviser’s Responsible Investment team defines companies as being sustainability “Leaders”, “Improvers”, “Neutrals” or “Laggards” (as further defined below). The sub‑adviser will invest at least 85% of the fund’s net assets in stocks of companies with what the sub‑adviser views as having positive sustainability credentials, which are companies the sub‑adviser’s Responsible Investment team has identified as “Leaders” or “Improvers.” The sub‑adviser may invest up to 15% of the fund’s net assets in stocks of companies that the Responsible Investment team views as “Neutral.” The sub‑adviser will not invest in companies identified by the Responsible Investment team as “Laggards.”
The sub‑adviser maintains an exclusion list containing companies involved in a range of activities that the sub‑adviser believes have a negative impact on the environment and/or social factors. These are therefore excluded by the sub‑adviser from the investible universe at the start of the investment process, based on the following criteria: adult entertainment (own an adult entertainment company or produce adult entertainment), animal testing (engage in the production or sale of animal tested cosmetics), gambling (derive more than 10% of revenue from gambling), genetic modification (conduct genetic modification for agricultural policies), tobacco (derive more than 10% revenue from tobacco), weapons (produce or sell civilian firearms and firms which manufacture or sell armaments, nuclear weapons or associated products), nuclear power (own a nuclear power facility), fossil fuels (engagement in the extraction of coal and oil) and human rights (companies failing to address serious allegations of violations of international standards on human rights including the use of child forced or bonded labor). In assessing whether an individual company is an eligible investment or excluded based on the exclusionary list, the sub‑adviser utilizes MSCI and ISS to check revenue exposure to excluded activities. At each annual update or as material corporate events occur, the sub‑adviser utilizes MSCI and ISS to reassess revenue exposures.
Sustainability research by the sub‑adviser’s Responsible Investment team, composed of employees of the sub‑adviser and certain of its affiliates, forms a key part of the sub‑adviser’s investment process. For companies not excluded based on the sub‑adviser’s exclusion list, the Responsible Investment team independently conducts sustainability research on each company proposed for investment by the sub‑adviser’s investment team. The sustainability research uses a three-dimensional framework to analyze each company, focusing on what the sub‑adviser views as material sustainability factors with clear links to risks and opportunities. For each company, this process analyzes (i) its products (what it does), (ii) its practices (how it does it) and (iii) its sustainable improvement (is it improving from a sustainability perspective or does it have credible plans to do so?). The outcome of this analysis is that each company proposed for investment by the sub‑adviser’s investment team is classified by its Responsible Investment team as either a sustainability “Leader”, “Improver”, “Neutral” or “Laggard” company.
•
Sustainability “leaders” are companies that the Responsible Investment team believes exhibit top‑quartile performance relative to global and regional peers from a combination of positive operational practices and being strategically well positioned with regard to the impact of their products or services. Activities that generate clear positive impact are viewed positively by the team.

•
“Improvers” are companies in which the Responsible Investment team has identified sustainability issues that need to be addressed but where the team believes the company is taking action to address these and is showing clear signs of improvement, or has credible plans to do so.

•
“Neutral” companies are those with products and practices that do not have clear positive sustainability characteristics, but which do not also have a meaningful negative impact on the environment or society, as determined by the sub‑adviser’s Responsible Investment team.

•	“Laggards” have, in the Responsible Investment team’s view, a poor product impact and/or have unacceptably low operational standards.
A minimum of 85% of the fund’s net assets will be invested in any combination of companies classified by the sub‑adviser’s Responsible Investment team as “Leaders” and “Improvers”. If a company is classified as a “Laggard,” it cannot be held in the fund. The remaining proportion of the fund (constituting a maximum of 15% of the fund’s net assets) may be invested in stocks of companies that are categorized as “Neutral”. The sub-adviser’s Responsible Investment team may reclassify a company should its sustainability analysis of the company change. A change in classification can cause a security to be sold or render a security eligible for investment.
The sub‑adviser constructs a portfolio of individual stocks, selected on a “bottom‑up” basis, meaning that it selects individual securities based on their specific merits, using fundamental analysis. The fund will typically consist of approximately 35 to 50 stocks with individual position sizes generally ranging from 1% to 10% of the fund’s net assets (10% maximum position weighting). Non‑U.S. stocks, including American Depository Receipts (ADRs), are limited to 10% of the fund’s net assets. Annual portfolio turnover is anticipated to normally be less than 40%.
The sub‑adviser generally employs a fully invested strategy. Therefore, under normal market conditions, cash and cash equivalents will generally be less than 5% of the fund’s net assets.
The fund may, but is not required to, invest in index-traded futures to equitize cash in order to gain general equity market exposure until investments are made into stocks of individual companies.
All investments by the fund, with the exception of cash, cash equivalents, short-term debt securities, repurchase agreements, money market instruments and index-traded futures, are subject to the sub‑adviser’s sustainability assessment framework.